Note 2 - Summary of Significant Accounting Policies (Details) - Non-employee Stock Option Activity (USD $)	Mar. 31, 2015	Dec. 31, 2014
Note 2 - Summary of Significant Accounting Policies (Details) - Non-employee Stock Option Activity [Line Items]
Balance		378,000
Balance		$ 19.59
Balance		378,000
Balance		$ 19.59
Non-employees [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Non-employee Stock Option Activity [Line Items]
Balance	21,000	21,000
Balance	$ 28.40	$ 28.40
Balance	21,000	21,000
Balance	$ 28.40	$ 28.40